Document and Entity Information	Jul. 03, 2023
Cover [Abstract]
Entity Registrant Name	Crescent Energy Co
Amendment Flag	true
Entity Central Index Key	0001866175
Document Type	8-K/A
Document Period End Date	Jul. 03, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	337-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 10, 2023, Crescent Energy Company (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed the consummation of the previously announced acquisition contemplated by the Purchase and Sale Agreement (the “Purchase Agreement”) dated as of May 2, 2023, by and among Javelin EF L.P. (the “Purchaser”), a subsidiary of the Company, Mesquite Comanche Holdings, LLC (“Comanche Holdings”) and SN EF Maverick, LLC (“SN EF Maverick,” and collectively with Comanche Holdings, the “Seller”), pursuant to which the Purchaser agreed to acquire from the Seller certain interests in oil and gas properties, rights and related assets (such assets, the “Western Eagle Ford Assets,” and such transactions contemplated by the Purchase Agreement, collectively, the “Western Eagle Ford Acquisition”). The Western Eagle Ford Acquisition was consummated on July 3, 2023. This Current Report on Form 8-K/A amends the Original Report to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.